December 13, 2001

               SUPPLEMENT TO THE MARCH 1, 2001 CLASS A, CLASS B AND
                         CLASS C PROSPECTUS FOR PIONEER
                               EQUITY-INCOME FUND

                   (SUPERSEDES SUPPLEMENT DATED JULY 30, 2001)

The following replaces the section of the prospectus referenced below.

MANAGEMENT

PORTFOLIO MANAGER

Day-to-day management of the fund's portfolio is the responsibility of John A. Carey, portfolio manager, and Walter Hunnewell, Jr., assistant portfolio manager. Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. Mr. Carey and Mr. Hunnewell may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Carey is the head of portfolio management and a senior vice president of Pioneer. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979. Mr. Hunnewell is a vice president of Pioneer. He joined Pioneer in August 2001 and has been an investment professional since 1985. Prior to joining Pioneer, Mr. Hunnewell was an independent investment manager and a fiduciary of private asset portfolios from 2000 to 2001. He was a global equity analyst with Putnam Investments from 1994 to 1999.

The following supplements the corresponding section of the prospectus. Please refer to the prospectus for the full text of the supplemented section.

OPENING YOUR ACCOUNT

ONLINE TRANSACTION PRIVILEGES

If your account is registered in your name, you may be able to buy, exchange or sell fund shares online. Your investment firm may also be able to buy, exchange or sell your fund shares online.

To establish online transaction privileges:

|X| For new accounts, complete the online section of the account application |X| For existing accounts, complete an account options form, write to the transfer agent or complete the online authorization screen on WWW.PIONEERFUNDS.COM

To use online transactions, you must read and agree to the terms of an online transaction agreement available on the Pioneer website. When you or your investment firm requests an online transaction the transfer agent electronically records the transaction, requires an authorizing password and sends a written confirmation. The fund may implement other procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party. You may not be able to use the online transaction privilege for certain types of accounts, including most retirement accounts.


BUYING, EXCHANGING AND SELLING SHARES

---------------- ------------------------------ ------------------------------ ------------------------------
                 BUYING SHARES                  EXCHANGING SHARES              SELLING SHARES

---------------- ------------------------------ ------------------------------ ------------------------------
---------------- ------------------------------ ------------------------------ ------------------------------
BY PHONE OR      YOU CAN USE THE TELEPHONE OR   After you establish an         IF YOU HAVE AN ELIGIBLE
ONLINE           ONLINE PURCHASE PRIVILEGE IF   eligible fund account, YOU     NON-RETIREMENT ACCOUNT, YOU
                 you have an existing           CAN EXCHANGE FUND SHARES BY    MAY SELL UP TO $100,000 PER
                 non-retirement account.        PHONE OR ONLINE IF:            ACCOUNT PER DAY BY PHONE OR
                 Certain IRAs can use the       |X| You are exchanging         ONLINE. You may sell fund
                 telephone purchase                 into an existing account   shares held in a retirement
                 privilege. If your account         or using the exchange to   plan account by phone only
                 is eligible, you can               establish a new account,   if your account is an
                 purchase additional fund           provided the new account   eligible IRA (tax penalties
                 shares by phone or online if:      has a registration         may apply). You may not sell
                 |X| You established                identical to the           your shares by phone or
                     your bank account of           original account           online if you have changed
                     record at least 30 days    |X| The fund into which        your address (for checks) or
                     ago                            you are exchanging         your bank information (for
                 |X| Your bank                      offers the same class of   wires and transfers) in the
                     information has not            shares                     last 30 days.
                     changed for at least 30    |X| You are not
                     days                           exchanging more than       You may receive your sale
                 |X| You are not                    $500,000 worth of shares   proceeds:
                     purchasing more than           per account per day
                     $25,000 worth of shares    |X| You can provide the        |X|By check, provided
                     per account per day            proper account                the check is made payable
                 |X| You can provide the            identification                exactly as your account
                     proper account                 information                   is registered
                     identification                                            |X|By bank wire or by
                     information                                                  electronic funds
                                                                                  transfer, provided the
                 When you request a telephone                                     sale proceeds are being
                 or online purchase, the                                          sent to your bank address
                 transfer agent will                                              of record
                 electronically debit the
                 amount of the purchase from
                 your bank account of record.
                 The transfer agent will purchase
                 fund shares for the amount of
                 the debit at the offering price
                 determined after the transfer
                 agent receives your telephone
                 or online purchase instruction
                 and good funds. It usually takes
                 three business days for the
                 transfer agent to receive
                 notification from your bank
                 that good funds are available
                 in the amount of your investment.

---------------- ------------------------------ ------------------------------ ------------------------------


SHAREOWNER SERVICES

PIONEER WEBSITE
WWW.PIONEERFUNDS.COM

The website includes a full selection of information on mutual fund investing. You can also use the website to get:

|X| Your current account information
|X| Prices, returns and yields of all publicly available Pioneer mutual funds |X| Prospectuses for all the Pioneer mutual funds
|X| A copy of Pioneer's privacy notice

If you or your investment firm authorized your account for the online transaction privilege, you may buy, exchange and sell shares online.

SHAREOWNER ACCOUNT POLICIES

TELEPHONE AND WEBSITE ACCESS

You may have difficulty contacting the fund by telephone or accessing pioneerfunds.com during times of market volatility or disruption in telephone or Internet service. On New York Stock Exchange holidays or on days when the exchange closes early, Pioneer will adjust the hours for the telephone center and for online transaction processing accordingly. If you are unable to access pioneerfunds.com or to reach the fund by telephone, you should communicate with the fund in writing.

The following replaces the section in the prospectus supplement dated October 1, 2001.

CLASS C PURCHASES AT NET ASSET VALUE ARE AVAILABLE TO:

|X| Any person purchasing Class C shares through a broker-dealer that has entered into an agreement with the distributor waiving the initial sales charge (reducing the commission payable to such broker-dealer at the time of sale from 2% to 1% of the amount invested). You should determine if your broker-dealer participates in the sale of Class C shares on this basis before purchasing Class C shares;

|X| Any shareowner who held Class C shares of a Pioneer fund on September 28, 2001 directly or through an omnibus account with a broker-dealer;

|X| Any purchase of Class C shares by an employer-sponsored retirement plan described in Section 401, 403 or 457 of the Internal Revenue Code. With respect to Section 401 and 403 plans, the waiver will apply only to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA);

|X| In connection with certain reorganization, liquidation or acquisition transactions involving other investment companies or personal holding companies.

                                                                  11029-00-1201
                                            (C) Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds

                                                               December 13, 2001

                     SUPPLEMENT TO THE MARCH 1, 2001 CLASS Y
                    PROSPECTUS FOR PIONEER EQUITY-INCOME FUND

The following replaces the section of the prospectus referenced below.

MANAGEMENT

PORTFOLIO MANAGER

Day-to-day management of the fund's portfolio is the responsibility of John A. Carey, portfolio manager, and Walter Hunnewell, Jr., assistant portfolio manager. Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. Mr. Carey and Mr. Hunnewell may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Carey is the head of portfolio management and a senior vice president of Pioneer. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979. Mr. Hunnewell is a vice president of Pioneer. He joined Pioneer in August 2001 and has been an investment professional since 1985. Prior to joining Pioneer, Mr. Hunnewell was an independent investment manager and a fiduciary of private asset portfolios from 2000 to 2001. He was a global equity analyst with Putnam Investments from 1994 to 1999.



                                                                  11125-00-1201
                                            (C) Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds